Investment Risks	Aug. 03, 2026
Institutional Shares | The Brown Capital Management Small Company Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk: Market risk refers to the possibility that the value of equity securities held by the Small Company Fund may decline due to daily fluctuations in the securities markets. Movements in the stock market may adversely affect the specific securities held by the Small Company Fund on a daily basis, and, as a result, such movements may negatively affect the Small Company’s net asset value.

Institutional Shares | The Brown Capital Management Small Company Fund | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investment Style Risk: The performance of the Small Company Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

Institutional Shares | The Brown Capital Management Small Company Fund | Investment Advisor Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investment Advisor Risk: The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Small Company Fund to achieve its investment objectives.

Institutional Shares | The Brown Capital Management Small Company Fund | Market Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Sector Risk: The percentage of the Small Company Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market.

Institutional Shares | The Brown Capital Management Small Company Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk: To the extent that the majority of the Small Company Fund’s portfolio consists of common stocks, it is expected that the Small Company Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

Institutional Shares | The Brown Capital Management Small Company Fund | Small Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small Companies Risk: Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Institutional Shares | The Brown Capital Management Small Company Fund | Micro-Cap Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Micro-Cap Companies Risk: Micro-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-cap companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

Institutional Shares | The Brown Capital Management Small Company Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Small Company Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Institutional Shares | The Brown Capital Management International Small Company Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk: Market risk refers to the possibility that the value of equity securities held by the International Small Company Fund may decline due to daily fluctuations in the securities markets. Movements in the stock market may adversely affect the specific securities held by the International Small Company Fund on a daily basis, and, as a result, such movements may negatively affect the Small Company’s net asset value.

Institutional Shares | The Brown Capital Management International Small Company Fund | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investment Style Risk: The performance of the International Small Company Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

Institutional Shares | The Brown Capital Management International Small Company Fund | Investment Advisor Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investment Advisor Risk: The Advisor’s ability to choose suitable investments has a significant impact on the ability of the International Small Company Fund to achieve its investment objectives.

Institutional Shares | The Brown Capital Management International Small Company Fund | Market Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Sector Risk: The percentage of the International Small Company Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market.

Institutional Shares | The Brown Capital Management International Small Company Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk: To the extent that the majority of the International Small Company Fund’s portfolio consists of common stocks, it is expected that the International Small Company Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

Institutional Shares | The Brown Capital Management International Small Company Fund | Small Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small Companies Risk: Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Institutional Shares | The Brown Capital Management International Small Company Fund | Micro Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Micro-Companies Risk: Micro-company stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

Institutional Shares | The Brown Capital Management International Small Company Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk: Foreign securities may involve investment risks different from those associated with domestic securities. Foreign markets may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may also be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the International Small Company Fund to sell its securities and could reduce the value of your shares. The International Small Company Fund may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to, among other things: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; sovereign solvency considerations; less liquid and more volatile exchanges and/or markets; or political changes or diplomatic developments.

Institutional Shares | The Brown Capital Management International Small Company Fund | Emerging Markets Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Markets Securities Risk: Investments in the securities of developing or emerging markets may entail additional risks than investments in foreign securities, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; restrictions on investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Institutional Shares | The Brown Capital Management International Small Company Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the International Small Company Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Investor Shares | The Brown Capital Management Small Company Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk: Market risk refers to the possibility that the value of equity securities held by the Small Company Fund may decline due to daily fluctuations in the securities markets. Movements in the stock market may adversely affect the specific securities held by the Small Company Fund on a daily basis, and, as a result, such movements may negatively affect the Small Company’s net asset value.

Investor Shares | The Brown Capital Management Small Company Fund | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investment Style Risk: The performance of the Small Company Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

Investor Shares | The Brown Capital Management Small Company Fund | Investment Advisor Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investment Advisor Risk: The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Small Company Fund to achieve its investment objectives.

Investor Shares | The Brown Capital Management Small Company Fund | Market Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Sector Risk: The percentage of the Small Company Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market.

Investor Shares | The Brown Capital Management Small Company Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk: To the extent that the majority of the Small Company Fund’s portfolio consists of common stocks, it is expected that the Small Company Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

Investor Shares | The Brown Capital Management Small Company Fund | Small Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small Companies Risk: Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Investor Shares | The Brown Capital Management Small Company Fund | Micro-Cap Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Micro-Cap Companies Risk: Micro-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-cap companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

Investor Shares | The Brown Capital Management Small Company Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Small Company Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Investor Shares | The Brown Capital Management International Small Company Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk: Market risk refers to the possibility that the value of equity securities held by the International Small Company Fund may decline due to daily fluctuations in the securities markets. Movements in the stock market may adversely affect the specific securities held by the International Small Company Fund on a daily basis, and, as a result, such movements may negatively affect the Small Company’s net asset value.

Investor Shares | The Brown Capital Management International Small Company Fund | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investment Style Risk: The performance of the International Small Company Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

Investor Shares | The Brown Capital Management International Small Company Fund | Investment Advisor Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investment Advisor Risk: The Advisor’s ability to choose suitable investments has a significant impact on the ability of the International Small Company Fund to achieve its investment objectives.

Investor Shares | The Brown Capital Management International Small Company Fund | Market Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Sector Risk: The percentage of the International Small Company Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market.

Investor Shares | The Brown Capital Management International Small Company Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Securities Risk: To the extent that the majority of the International Small Company Fund’s portfolio consists of common stocks, it is expected that the International Small Company Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

Investor Shares | The Brown Capital Management International Small Company Fund | Small Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small Companies Risk: Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Investor Shares | The Brown Capital Management International Small Company Fund | Micro Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Micro Companies Risk: Micro-company stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro- companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

Investor Shares | The Brown Capital Management International Small Company Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk: Foreign securities may involve investment risks different from those associated with domestic securities. Foreign markets may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may also be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the International Small Company Fund to sell its securities and could reduce the value of your shares. The International Small Company Fund may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to, among other things: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; sovereign solvency considerations; less liquid and more volatile exchanges and/or markets; or political changes or diplomatic developments.

Investor Shares | The Brown Capital Management International Small Company Fund | Emerging Markets Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Markets Securities Risk: Investments in the securities of developing or emerging markets may entail additional risks than investments in foreign securities, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; restrictions on investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Investor Shares | The Brown Capital Management International Small Company Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the International Small Company Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.